Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD

Accruals for operating expenses	948,421	179,350	136,306
Retention payable	268,030	266,180	202,297
Other payables	33,461	212,102	161,197
Total	1,249,912	657,632	499,800

9. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of December 31:

	2023	2024	2024
	SGD	SGD	USD

Accruals for operating expenses	547,661	948,421	711,316
Retention payable	45,423	268,030	201,022
Other payables	42,711	33,461	25,096
Total	635,795	1,249,912	937,434